UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-1193

Fidelity Magellan Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Magellan® Fund

June 30, 2018

MAG-QTLY-0818
1.803299.114

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.5%
Diversified Consumer Services - 1.1%
New Oriental Education & Technology Group, Inc. sponsored ADR	863,502	$81,739
Service Corp. International	2,361,562	84,520
Weight Watchers International, Inc. (a)	254,800	25,760
		192,019
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	674,042	38,629
McDonald's Corp.	1,189,124	186,324
Royal Caribbean Cruises Ltd.	700,863	72,609
		297,562
Household Durables - 0.4%
Roku, Inc.	1,817,653	77,468
Internet & Direct Marketing Retail - 4.8%
Amazon.com, Inc. (a)	362,200	615,668
Netflix, Inc. (a)	584,600	228,830
		844,498
Media - 0.4%
Sirius XM Holdings, Inc. (b)	8,057,200	54,547
WME Entertainment Parent, LLC Class A (a)(c)(d)(e)	7,678,711	19,197
		73,744
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	1,346,900	114,487
Specialty Retail - 2.2%
Best Buy Co., Inc.	777,600	57,993
Home Depot, Inc.	1,643,163	320,581
		378,574
Textiles, Apparel & Luxury Goods - 1.2%
PVH Corp.	1,387,745	207,773

TOTAL CONSUMER DISCRETIONARY		2,186,125

CONSUMER STAPLES - 3.6%
Beverages - 2.0%
Constellation Brands, Inc. Class A (sub. vtg.)	507,469	111,070
Monster Beverage Corp. (a)	4,310,100	246,969
		358,039
Food Products - 0.8%
Post Holdings, Inc. (a)	1,541,788	132,625
Household Products - 0.1%
Spectrum Brands Holdings, Inc.	206,500	16,855
Personal Products - 0.7%
elf Beauty, Inc. (a)(b)(f)	2,376,358	36,216
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,489,900	83,013
		119,229

TOTAL CONSUMER STAPLES		626,748

ENERGY - 6.1%
Energy Equipment & Services - 0.4%
Baker Hughes, a GE Co. Class A	1,798,206	59,395
Oil, Gas & Consumable Fuels - 5.7%
Anadarko Petroleum Corp.	2,964,589	217,156
Cimarex Energy Co.	469,702	47,787
ConocoPhillips Co.	3,601,083	250,707
Devon Energy Corp.	1,783,800	78,416
EOG Resources, Inc.	1,946,292	242,177
Newfield Exploration Co. (a)	470,094	14,220
Pioneer Natural Resources Co.	306,111	57,928
Suncor Energy, Inc.	2,333,600	94,966
		1,003,357

TOTAL ENERGY		1,062,752

FINANCIALS - 16.5%
Banks - 7.3%
Bank of America Corp.	10,378,136	292,560
Citigroup, Inc.	3,603,426	241,141
JPMorgan Chase & Co.	3,456,533	360,171
Regions Financial Corp.	3,236,402	57,543
U.S. Bancorp	2,076,349	103,859
Wells Fargo & Co.	4,081,077	226,255
		1,281,529
Capital Markets - 5.3%
BlackRock, Inc. Class A	439,383	219,270
Cboe Global Markets, Inc.	477,500	49,693
Charles Schwab Corp.	3,218,774	164,479
Goldman Sachs Group, Inc.	612,919	135,192
Morgan Stanley	1,920,253	91,020
MSCI, Inc.	635,943	105,204
Northern Trust Corp.	598,000	61,528
PJT Partners, Inc.	203,987	10,891
The Blackstone Group LP	2,767,800	89,040
		926,317
Diversified Financial Services - 2.1%
Berkshire Hathaway, Inc. Class B (a)	1,929,673	360,173
Insurance - 1.8%
Chubb Ltd.	1,430,777	181,737
The Travelers Companies, Inc.	1,161,112	142,050
		323,787

TOTAL FINANCIALS		2,891,806

HEALTH CARE - 13.4%
Biotechnology - 3.2%
Alexion Pharmaceuticals, Inc. (a)	983,600	122,114
Amgen, Inc.	1,010,987	186,618
Amicus Therapeutics, Inc. (a)	5,211,934	81,410
Biogen, Inc. (a)	232,900	67,597
Clinical Data, Inc. rights 4/4/18 (a)(e)	988,714	0
Regeneron Pharmaceuticals, Inc. (a)	201,500	69,515
Vertex Pharmaceuticals, Inc. (a)	261,200	44,394
		571,648
Health Care Equipment & Supplies - 3.1%
Becton, Dickinson & Co.	608,835	145,853
Boston Scientific Corp. (a)	7,789,172	254,706
Danaher Corp.	1,395,524	137,710
		538,269
Health Care Providers & Services - 4.5%
Cigna Corp.	555,672	94,436
Humana, Inc.	719,640	214,186
UnitedHealth Group, Inc.	1,947,584	477,820
		786,442
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	2,016,458	124,698
Bruker Corp.	2,353,562	68,347
Thermo Fisher Scientific, Inc.	435,314	90,171
		283,216
Pharmaceuticals - 1.0%
AstraZeneca PLC sponsored ADR	1,237,200	43,438
Jazz Pharmaceuticals PLC (a)	271,240	46,735
Mylan NV (a)	970,300	35,067
Nektar Therapeutics (a)	933,453	45,581
		170,821

TOTAL HEALTH CARE		2,350,396

INDUSTRIALS - 12.0%
Aerospace & Defense - 7.5%
Bombardier, Inc. Class B (sub. vtg.) (a)	20,920,500	82,749
General Dynamics Corp.	1,051,604	196,030
Huntington Ingalls Industries, Inc.	766,359	166,139
Lockheed Martin Corp.	306,509	90,552
Northrop Grumman Corp.	1,025,342	315,498
Raytheon Co.	1,044,558	201,788
United Technologies Corp.	2,017,321	252,226
		1,304,982
Building Products - 0.1%
A.O. Smith Corp.	319,007	18,869
Commercial Services & Supplies - 0.2%
Copart, Inc. (a)	469,400	26,549
Construction & Engineering - 0.5%
Fluor Corp.	1,964,390	95,823
Industrial Conglomerates - 1.2%
General Electric Co.	15,653,100	213,039
ITT, Inc.	1	0
		213,039
Machinery - 0.9%
Allison Transmission Holdings, Inc.	1,987,490	80,473
Flowserve Corp.	1,207,848	48,797
WABCO Holdings, Inc. (a)	271,597	31,782
		161,052
Professional Services - 1.3%
IHS Markit Ltd. (a)	4,537,400	234,084
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (a)	1,120,200	48,045

TOTAL INDUSTRIALS		2,102,443

INFORMATION TECHNOLOGY - 30.5%
Electronic Equipment & Components - 0.1%
IPG Photonics Corp. (a)	81,200	17,915
Internet Software & Services - 9.2%
2U, Inc. (a)	576,300	48,156
Alibaba Group Holding Ltd. sponsored ADR (a)	254,530	47,223
Alphabet, Inc.:
Class A (a)	393,316	444,128
Class C (a)	396,554	442,415
DocuSign, Inc.	2,541,809	121,130
Facebook, Inc. Class A (a)	1,716,200	333,492
GoDaddy, Inc. (a)	648,631	45,793
Nutanix, Inc. Class B (a)(g)	462,283	23,840
Shopify, Inc. Class A (a)	451,500	65,840
Tencent Holdings Ltd.	879,700	44,174
		1,616,191
IT Services - 4.1%
Accenture PLC Class A	777,046	127,117
Adyen BV (g)	9,300	5,123
MasterCard, Inc. Class A	986,613	193,889
PayPal Holdings, Inc. (a)	1,957,100	162,968
Visa, Inc. Class A	1,745,034	231,130
		720,227
Semiconductors & Semiconductor Equipment - 2.7%
Broadcom, Inc.	487,100	118,190
NVIDIA Corp.	807,300	191,249
Qualcomm, Inc.	2,713,800	152,298
		461,737
Software - 11.9%
Adobe Systems, Inc. (a)	744,200	181,443
Autodesk, Inc. (a)	828,500	108,608
Citrix Systems, Inc. (a)	1,481,700	155,341
Electronic Arts, Inc. (a)	672,900	94,892
Intuit, Inc.	1,188,200	242,755
Microsoft Corp.	9,704,700	956,989
Nuance Communications, Inc. (a)	1,275,500	17,710
Salesforce.com, Inc. (a)	1,229,133	167,654
Tableau Software, Inc. (a)	711,100	69,510
Tanium, Inc. Class B (a)(d)(e)	415,800	2,821
Workday, Inc. Class A (a)	712,200	86,262
Xero Ltd. (a)	4	0
		2,083,985
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	2,355,513	436,029

TOTAL INFORMATION TECHNOLOGY		5,336,084

MATERIALS - 2.6%
Chemicals - 2.6%
CF Industries Holdings, Inc.	1,225,527	54,413
DowDuPont, Inc.	3,829,470	252,439
LyondellBasell Industries NV Class A	1,419,263	155,906
		462,758
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.	1,730,050	249,421
Real Estate Management & Development - 0.1%
Rialto Real Estate Fund LP (c)(d)(e)(f)	500,000	577
RREF CMBS AIV, LP (c)(d)(e)(f)(h)	500,000	20,793
RREF Midtown Colony REIT, Inc. (a)(c)(d)(e)(f)(i)	500,000	0
		21,370

TOTAL REAL ESTATE		270,791

TOTAL COMMON STOCKS
(Cost $11,405,433)		17,289,903

Convertible Preferred Stocks - 1.0%
CONSUMER DISCRETIONARY - 0.1%
Internet & Direct Marketing Retail - 0.1%
China Internet Plus Holdings Ltd. Series A-11 (a)(d)(e)	3,163,704	15,755
INFORMATION TECHNOLOGY - 0.9%
Internet Software & Services - 0.6%
Lyft, Inc.:
Series H (d)(e)	1,021,484	48,371
Series I (d)(e)	190,058	9,000
Uber Technologies, Inc. Series D, 8.00% (a)(d)(e)	966,928	38,677
		96,048
Software - 0.3%
Cloudflare, Inc. Series D, 8.00% (a)(d)(e)	571,642	4,465
Malwarebytes Corp. Series B (a)(d)(e)	3,373,494	55,224
		59,689

TOTAL INFORMATION TECHNOLOGY		155,737

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $113,102)		171,492

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 1.93% (j)	63,655,571	63,668
Fidelity Securities Lending Cash Central Fund 1.92% (j)(k)	76,235,435	76,251
TOTAL MONEY MARKET FUNDS
(Cost $139,904)		139,919
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $11,658,439)		17,601,314
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(95,175)
NET ASSETS - 100%		$17,506,139

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $214,880,000 or 1.2% of net assets.

 (e) Level 3 security

 (f) Affiliated company

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,963,000 or 0.2% of net assets.

 (h) Investment represents the Fund's ownership interest in a limited partnership, which is under common ownership and management with Rialto Real Estate Fund, LP.

 (i) Investment represents the Fund's ownership interest in a real estate investment trust, which is under common ownership and management with Rialto Real Estate Fund, LP.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$10,000
Cloudflare, Inc. Series D, 8.00%	11/5/14	$3,502
Lyft, Inc. Series H	11/22/17	$40,600
Lyft, Inc. Series I	6/27/18	$9,000
Malwarebytes Corp. Series B	12/21/15	$35,000
Rialto Real Estate Fund LP	2/24/11-8/17/12	$33,049
RREF CMBS AIV, LP	8/10/11 - 8/17/12	$15,528
RREF Midtown Colony REIT, Inc.	12/31/12	$1,423
Tanium, Inc. Class B	4/21/17	$2,064
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$15,000
WME Entertainment Parent, LLC Class A	4/13/16	$15,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$521
Fidelity Securities Lending Cash Central Fund	862
Total	$1,383

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
elf Beauty, Inc.	$42,463	$3,499	$240	$--	$(19)	$(9,487)	$36,216
Rialto Real Estate Fund LP	942	--	--	460	--	(365)	577
RREF CMBS AIV, LP	20,983	--	--	411	--	(190)	20,793
RREF Midtown Colony REIT, Inc.	--	--	--	--	--	--	--
Total	$64,388	$3,499	$240	$871	$(19)	$(10,042)	$57,586

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,201,880	$2,166,928	$--	$34,952
Consumer Staples	626,748	543,735	83,013	--
Energy	1,062,752	1,062,752	--	--
Financials	2,891,806	2,891,806	--	--
Health Care	2,350,396	2,350,396	--	--
Industrials	2,102,443	2,102,443	--	--
Information Technology	5,491,821	5,167,959	165,304	158,558
Materials	462,758	462,758	--	--
Real Estate	270,791	249,421	--	21,370
Money Market Funds	139,919	139,919	--	--
Total Investments in Securities:	$17,601,314	$17,138,117	$248,317	$214,880

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Other Investments in Securities:
Beginning Balance	$188,702
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	17,174
Cost of Purchases	9,004
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$214,880
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2018	$17,174

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$214,880,299	Market comparable	Enterprise value/Sales multiple (EV/S)	6.5 - 12.2 / 6.9	Increase
			Enterprise value/Gross Profit multiple (EV/GP)	4.3	Increase
			Discount rate	7.5% - 57.0%/19.7%	Decrease
			Discount for lack of marketability	10.0% - 20.0%/11.8%	Decrease
		Market approach	Transaction price	$2.50 - $47.35 / $36.68	Increase
		Book Value	Book value multiple	1.0	Increase
		Recovery value	Recovery value	0.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 28, 2018